THE BRANDYWINE FUNDS

MANAGED BY FRIESS ASSOCIATES, INC.

SEMI-ANNUAL REPORT

MARCH 31, 2000

DEAR FELLOW SHAREHOLDERS:

Brandywine and Brandywine Blue gained 18.1 and 17.2 percent in the March quarter to cap off the best 12-month period in Brandywine Funds history.

The Brandywine Funds outperformed 92 percent of the 1,412 growth funds tracked by Lipper and finished well ahead of gains in the S&P 500, S&P MidCap, Russell 2000 and Nasdaq Industrials of 2.3, 12.4, 6.8, and 8.1 percent in the March quarter.

                       March Quarter         Fiscal Year to Date
                       -------------         -------------------
S&P 500 TR                   2.3                     17.5
Russell 2000                 6.8                     26.2
S&P MidCap                  12.4                     31.3
Nasdaq Industrials           8.1                     50.4
Brandywine Blue             17.2                     54.0
Brandywine Fund             18.1                     56.5

Record 12-month returns for Brandywine and Brandywine Blue of 76.7 and 69.4 percent surpass Brandywine's 54.8 percent gain in the year-ended September 1987 as the best trailing year since Brandywine's 1985 inception. Your results outpaced gains in the S&P 500, S&P MidCap and Russell 2000 of 17.9, 36.5 and
35.6 percent by over 30 percentage points!

Performance in the past two quarters fuels a strong first half to your fiscal year-ended September. Brandywine and Brandywine Blue's 56.5 and 54.0 per-cent returns in the last six months outpace gains in the S&P 500, S&P MidCap, Russell 2000 and Nasdaq Industrials of 17.5, 31.3, 26.2 and 50.4 percent.

                                   BRANDYWINE       BRANDYWINE BLUE
 CUMULATIVE                         % CHANGE            % CHANGE
 ----------                         --------            --------
 QUARTER                              18.1                17.2
 FISCAL YEAR-TO-DATE                  56.5                54.0
 ONE YEAR                             76.7                69.4
 FIVE YEARS                          216.9               210.1
 TEN YEARS                           587.5                N/A
 INCEPTION                          1260.9*<F1>          595.1**<F2>

 ANNUALIZED
 FIVE YEARS                           25.9                25.4
 TEN YEARS                            21.3                N/A
 INCEPTION                            20.1*<F1>           23.4**<F2>

 *<F1>   12/30/85
**<F2>   1/10/91

The daily performance of the Nasdaq Composite demonstrates increased volatility. A Prudential Securities study shows only three days in which the difference between the index's highest and lowest points varied by 2 percent or more in 1985. There were 116 such days in 1999 and 29 this year through February. The study also shows recent S&P 500 volatility eclipsed only by 1987 levels.

Continued volatility reinforces the importance of isolating companies that can beat earnings estimates while avoiding those that might not live up to expectations. With most major indexes down so far in April, your team intensively scans your holdings, weeding out those with the weakest prospects and uncovering promising replacement opportunities.

Even after market declines in the first days of April, Brandywine's year-to-date return ranks second among 23 funds that comprise the Investor's Business Daily mutual fund index.

After months commuting between Wyoming and the West Coast, Andy Graves decided to relocate to raise a family in the San Francisco Bay area with his new bride Liz. We wish him continued success as he puts down roots and pursues his dream to start his own business. Andy's Apple Computer pick alone added a quarter billion dollars in value from July 1999 through quarter end by gaining over 160 percent, but that's just a recent example of the many contributions he made to your team's efforts over the last nine years.

Usually Foster devotes his time to this report, but we gave him the weekend off to celebrate his birthday in Phoenix. Your record results are surely his favorite gift, so we'd like to thank all the executives, assembly line workers, salespeople and other employees at your portfolio companies for making them possible.

Your team is grateful for your continued confidence and committed to finding dynamic companies to build on your recent gains.

God Bless!

/s/ Bill D'Alonzo

Bill D'Alonzo
April 5, 2000

                                BRANDYWINE FUND

               PERCENT CHANGE IN TOP TEN HOLDINGS FROM BOOK COST

1. Nokia Corp. ADR              +467.5    6. Atmel Corp.                  +155.8
2. Advanced Micro Devices, Inc.  +86.8    7. Motorola, Inc.                +80.9
3. LSI Logic Corp.              +222.0    8. National Semiconductor Corp.  +63.2
4. Apple Computer, Inc.         +168.5    9. Nortel Networks Corp.        +221.2
5. Tyco International Ltd.       +32.3   10. Gap, Inc.                     +17.0

                                EARNINGS GROWTH

                         YOUR COMPANIES             93%
                         S&P 500                    11%

                   FORECASTED INCREASE IN EARNINGS PER SHARE
                                  2000 VS 1999

ALL FIGURES ARE DOLLAR WEIGHTED AND BASED ON DATA FROM BASELINE. MARCH 31, 2000.

                     YOUR COMPANIES' MARKET CAPITALIZATION

               LARGE CAP $9 billion and over                51.3%
               MID CAP $2 billion to $9 billion             31.9%
               SMALL CAP below $2 billion                   13.8%
               CASH                                          3.0%

                            TOP TEN INDUSTRY GROUPS

          Communications Equipment                        (14.2%)
          Semiconductor Manufacturing                     (12.5%)
          Semiconductor Related                           (10.5%)
          Computer Related                                (10.1%)
          Financial/Business Services                      (8.0%)
          Electronics                                      (6.2%)
          Software                                         (5.9%)
          Apparel & Shoe Retailers                         (5.2%)
          Medical Related                                  (4.7%)
          Machinery & Miscellaneous Manufacturing          (4.5%)
          All Others                                      (15.2%)
          Cash                                             (3.0%)

                                BRANDYWINE FUND
                        MARCH QUARTER "ROSES AND THORNS"

                      $ GAIN
BIGGEST $ WINNERS  (IN MILLIONS) % GAIN  REASON FOR MOVE

LSI Logic Corp.       $180.4     111.3   Strong demand  in LSI's  communications
                                         business,   which   makes   chips   for
                                         broadband,  data  networking,  wireless
                                         and set-top  box  applications,  helped
                                         the  company  beat  expectations  by  9
                                         percent in  the December  quarter.  LSI
                                         earned $0.24  a share  versus a  break-
                                         even quarter a year ago.

Advanced Micro
  Devices, Inc.       $154.2      97.2   December-quarter  earnings   grew   187
                                         percent on 23  percent revenue  growth.
                                         Advanced  Micro earned  $0.43  a  share
                                         versus consensus estimates for $0.01  a
                                         share. The company also introduced  new
                                         higher-speed     Athlon     processors,
                                         including  the   industry's  first   1-
                                         gigahertz chip.

Atmel Corp.           $110.7      73.5   Robust  sales  of  wireless   handsets,
                                         personal computers and digital  cameras
                                         continue  driving  demand  for  Atmel's
                                         flash-memory    products.     December-
                                         quarter earnings  jumped  220  percent,
                                         topping estimates by 23 percent.

SanDisk Corp.          $92.9     153.6   Demand for  its  flash-memory  products
                                         surged  on  strong  sales  of   digital
                                         cameras,  Internet  music  players  and
                                         cellular    phones.    December-quarter
                                         earnings grew  131  percent,  exceeding
                                         expectations by 36 percent.

Apple
  Computer, Inc.       $70.8      24.3   December-quarter   earnings   grew   28
                                         percent, exceeding consensus  estimates
                                         by  11  percent.  Investor   enthusiasm
                                         increased as Apple introduced  upgrades
                                         to its  iMac desktop  and iBook  laptop
                                         computers in the March quarter.

                      $ LOSS
BIGGEST $ LOSERS   (IN MILLIONS) % LOSS  REASON FOR MOVE

Parametric
  Technology Corp.     $39.8     -23.2   The company  failed to  meet  December-
                                         quarter   estimates   as    sales-force
                                         deployment and  other  issues  hampered
                                         its  ability to  capitalize  on  demand
                                         for    its    Windchill     engineering
                                         software.

Limited, Inc.          $33.1     -23.4   December-quarter    earnings     growth
                                         exceeded expectations  by  11  percent,
                                         but shares  declined as  retail  stocks
                                         fell out  of favor  as rising  interest
                                         rates   prompted   concerns   regarding
                                         future consumer spending.

Carnival Corp.         $27.7     -43.8   Cruise-line   stocks   suffered    amid
                                         concerns about  rising fuel  costs  and
                                         the possibility of reduced bookings  in
                                         the event of a slower-growing economy.

Federated Dept.
  Stores, Inc.         $27.7     -24.4   Despite    exceeding    January-quarter
                                         estimates,   the    nation's    largest
                                         department store  operator  fell  along
                                         with  other  retail  stocks  as  higher
                                         interest   rates   prompted    concerns
                                         regarding future consumer spending.

Xircom, Inc.           $27.2     -38.7   After  beating  expectations  with   41
                                         percent    December-quarter    earnings
                                         growth,  Xircom  shares  retreated   on
                                         concerns   that   slowing   sales    of
                                         notebook  computers  would   negatively
                                         impact demand for its modem cards.

All gains/losses are calculated on an average cost basis

                             BRANDYWINE FUND, INC.
                            STATEMENT OF NET ASSETS
                                 March 31, 2000
                                  (Unaudited)

 SHARES OR                                                          QUOTED
 PRINCIPAL                                                          MARKET
  AMOUNT                                             COST            VALUE
  ------                                             ----           ------

COMMON STOCKS - 97.0% (A)<F4>

APPAREL & SHOE RETAILERS  - 5.2%
     79,500  Braun's Fashions Corp.*<F3>       $      904,406   $    2,007,375
    400,000  Charming Shoppes, Inc.*<F3>            2,323,548        2,275,000
    160,000  Gadzooks, Inc.*<F3>                    1,999,806        3,470,000
  4,155,500  Gap, Inc.                            176,952,005      206,995,844
     85,700  Guess o, Inc.*<F3>                     1,155,701        2,742,400
    262,900  Intimate Brands, Inc.                  9,679,647       10,778,900
    140,400  Kenneth Cole Productions, Inc.*<F3>    3,036,785        5,510,700
  1,719,200  Liz Claiborne, Inc.                   72,277,517       78,760,850
    183,000  Steven Madden, Ltd.*<F3>               2,491,412        3,477,000
    182,500  Talbots, Inc.                          6,590,117       10,744,687
    239,700  Timberland Co.*<F3>                    9,846,673       12,224,700
    194,500  Vans, Inc.*<F3>                        2,130,830        3,136,313
                                               --------------   --------------
                                                  289,388,447      342,123,769

                  THIS SECTOR IS 18.2% ABOVE YOUR FUND'S COST.

BUILDING RELATED - 0.1%
    177,500  Elcor Corp.                            5,373,238        6,123,750

                  THIS SECTOR IS 14.0% ABOVE YOUR FUND'S COST.

COMMUNICATIONS EQUIPMENT - 14.2%
    487,300  Digital Microwave Corp.*<F3>          12,991,897       16,507,287
  1,551,400  Motorola, Inc.                       122,106,606      220,880,575
  1,702,700  Nokia Corp. "A"   ADR                 65,188,016      369,911,575
  1,660,000  Nortel Networks Corp.                 65,108,541      209,160,000
    822,200  P-COM, Inc.*<F3>                      15,441,386       15,210,700
    215,000  QUALCOMM Inc.*<F3>                    29,176,420       32,102,188
  1,111,200  Scientific-Atlanta, Inc.              38,591,230       70,491,750
                                               --------------   --------------
                                                  348,604,096      934,264,075

                 THIS SECTOR IS 168.0% ABOVE YOUR FUND'S COST.

COMMUNICATIONS SERVICES - 0.8%
    203,600  Carrier Access Corp.*<F3>             11,146,437       10,841,700
    200,000  Ditech Communications Corp.*<F3>      21,568,325       21,212,500
    923,500  Infonet Services Corp.*<F3>           22,128,978       20,894,187
                                               --------------   --------------
                                                   54,843,740       52,948,387

                  THIS SECTOR IS 3.5% BELOW YOUR FUND'S COST.

COMPUTER RELATED - 10.1%
  1,395,800  Adaptec, Inc.*<F3>                    38,244,082       53,912,775
  2,217,100  Apple Computer, Inc.*<F3>            112,143,778      301,109,894
     17,900  Brooktrout Inc.*<F3>                     610,134          519,100
     60,000  CACI International Inc.*<F3>           1,494,487        1,796,250
  4,241,600  Compaq Computer Corp.                129,006,134      112,932,600
  1,403,700  Microchip Technology, Inc.*<F3>       43,147,475       92,293,275
    769,500  SanDisk Corp.*<F3>                    28,934,302       94,263,750
    225,000  Splash Technology
               Holdings, Inc.*<F3>                  3,053,407        2,812,500
    120,000  T/R Systems, Inc.*<F3>                 2,830,952        2,670,000
    110,000  Zoran Corp.*<F3>                       4,974,909        6,194,375
                                               --------------   --------------
                                                  364,439,660      668,504,519

                  THIS SECTOR IS 83.4% ABOVE YOUR FUND'S COST.

ELECTRONICS - 6.2%
    235,900  ACT Manufacturing, Inc.*<F3>           6,524,717       13,195,656
  1,570,600  Amkor Technology, Inc.*<F3>           37,361,793       83,339,963
    250,500  Applied Films Corp.*<F3>               5,337,958        5,010,000
    275,000  Applied Science and
               Technology, Inc.*<F3>                9,277,512        8,318,750
  1,030,100  Celestica Inc.*<F3>                   49,240,457       54,659,681
    402,400  KEMET Corp.*<F3>                      13,318,473       25,451,800
    416,300  Kent Electronics Corp.*<F3>            9,391,845       12,150,756
    279,100  Mettler-Toledo
               International Inc.*<F3>              9,072,571       11,425,656
    371,900  Millipore Corp.                       13,514,818       20,989,106
    641,775  Molex Inc. Class A                    20,617,232       28,478,766
     46,800  Plexus Corp.*<F3>                      2,527,018        3,118,050
    454,400  Power-One, Inc.*<F3>                  11,099,529       27,434,400
  1,148,900  Sanmina Corp.*<F3>                    67,430,250       77,622,556
    650,800  Tektronix, Inc.                       41,129,600       36,444,800
                                               --------------   --------------
                                                  295,843,773      407,639,940

                  THIS SECTOR IS 37.8% ABOVE YOUR FUND'S COST.

FINANCIAL/BUSINESS SERVICES  - 8.0%
  1,644,200  Acxiom Corp.*<F3>                     47,176,707       54,669,650
    300,000  AmeriCredit Corp.*<F3>                 4,209,990        4,893,750
  2,098,900  Capital One Financial Corp.           84,098,216      100,616,019
  1,276,300  The Chase Manhattan Corp.             95,345,863      111,277,406
    411,600  Complete Business
               Solutions, Inc.*<F3>                10,128,179        9,209,550
    740,600  Convergys Corp.*<F3>                  21,291,932       28,605,675
    120,000  Fargo Electronics*<F3>                 1,800,000        1,447,500
    301,200  First Health Group Corp.*<F3>          9,184,812        9,525,450
    254,400  Jack Henry & Associates, Inc.          6,798,081        9,381,000
    120,000  Printrak International Inc.*<F3>       1,516,369        1,560,000
  1,666,000  Providian Financial Corp.            131,858,373      144,317,250
  1,252,900  SunGard Data Systems Inc.*<F3>        45,508,061       47,296,975
    278,000  Technology Solutions Co.*<F3>          2,457,753        2,536,750
                                               --------------   --------------
                                                  461,374,336      525,336,975

                  THIS SECTOR IS 13.9% ABOVE YOUR FUND'S COST.

FOOD/RESTAURANTS - 1.7%
    848,000  Brinker International, Inc.*<F3>      22,007,256       25,175,000
    418,150  CEC Entertainment Inc.                 6,960,408       11,342,319
  1,087,000  Outback Steakhouse, Inc.*<F3>         31,816,811       34,851,937
    332,800  Ruby Tuesday, Inc.                     6,374,499        5,824,000
  1,722,700  Wendy's International, Inc.           30,554,876       34,777,006
                                               --------------   --------------
                                                   97,713,850      111,970,262

                  THIS SECTOR IS 14.6% ABOVE YOUR FUND'S COST.

HOME/OFFICE RELATED - 0.4%
     40,000  Bush Industries, Inc.                    552,820          555,000
    629,600  In Focus Systems, Inc.*<F3>           17,404,403       22,547,550
     22,800  Troy Group, Inc.*<F3>                    589,782          627,000
                                               --------------   --------------
                                                   18,547,005       23,729,550

                  THIS SECTOR IS 27.9% ABOVE YOUR FUND'S COST.

LEISURE & ENTERTAINMENT - 0.3%
    401,300  Four Seasons Hotels Inc.              20,040,717       18,083,581
     40,000  Meade Instruments Corp.*<F3>           2,774,523        2,760,000
                                               --------------   --------------
                                                   22,815,240       20,843,581

                  THIS SECTOR IS 8.6% BELOW YOUR FUND'S COST.

MACHINERY & MISCELLANEOUS MANUFACTURING - 4.5%
    105,000  Oshkosh Truck Corp.                    3,264,969        3,261,562
    150,000  The Shaw Group Inc.*<F3>               3,181,950        5,287,500
  5,792,100  Tyco International Ltd.              218,328,597      288,880,988
                                               --------------   --------------
                                                  224,775,516      297,430,050

                  THIS SECTOR IS 32.3% ABOVE YOUR FUND'S COST.

MEDICAL RELATED - 4.7%
     70,500  ADAC Laboratories*<F3>                   983,627          969,375
    240,000  Candela Corp.*<F3>                     4,013,151        3,300,000
     69,800  DIANON Systems, Inc.*<F3>              1,079,862        1,435,262
  3,498,700  Guidant Corp.*<F3>                   208,903,026      205,767,294
    280,000  Hooper Holmes, Inc.                    8,341,899        9,607,500
    424,800  IDEXX Laboratories, Inc.*<F3>         11,762,780        9,903,150
    146,100  IMPATH Inc.*<F3>                       5,552,038        5,369,175
    216,000  Invacare Corp.                         5,475,898        5,926,500
    460,000  LifePoint Hospitals, Inc.*<F3>         6,593,492        7,647,500
    344,300  Mentor Corp./MINN.                     9,330,254        9,296,100
     85,000  Merit Medical Systems, Inc.*<F3>         890,019          839,375
     72,500  PolyMedica Corp.*<F3>                  2,682,480        4,259,375
    178,000  Professional Detailing, Inc.*<F3>      4,926,869        4,450,000
    178,400  Quest Diagnostics Inc.*<F3>            5,364,707        7,091,400
    504,300  Stryker Corp.                         31,717,621       35,174,925
                                               --------------   --------------
                                                  307,617,723      311,036,931

                  THIS SECTOR IS 1.1% ABOVE YOUR FUND'S COST.

NETWORKING - 0.8%
  1,140,200  Cabletron Systems, Inc.*<F3>          40,640,616       33,422,113
     60,000  Integrated Information
               Systems, Inc.*<F3>                   1,099,500        1,307,808
    550,000  Network Associates, Inc.*<F3>         18,119,270       17,737,500
                                               --------------   --------------
                                                   59,859,386       52,467,421

                  THIS SECTOR IS 12.3% BELOW YOUR FUND'S COST.

OIL/GAS FIELD SERVICES - 2.9%
    258,600  Apache Corp.                          12,833,843       12,865,350
     60,000  Core Laboratories N.V.*<F3>            1,595,736        1,743,750
    532,865  Dynegy Inc.                           17,056,250       33,437,279
    976,000  Key Energy Services, Inc.*<F3>        10,788,713       11,346,000
    810,600  Precision Drilling Corp.*<F3>         25,232,464       27,053,775
    493,700  Pride International, Inc.*<F3>        10,869,693       11,262,531
    150,000  Santa Fe International Corp.           5,509,781        5,550,000
      6,700  TMBR/Sharp Drilling, Inc.*<F3>            80,400           82,075
  3,480,900  USX-Marathon Group                    86,206,980       90,720,956
                                               --------------   --------------
                                                  170,173,860      194,061,716

                  THIS SECTOR IS 14.0% ABOVE YOUR FUND'S COST.

PHARMACEUTICALS - 3.9%
    492,300  AmeriSource Health Corp.*<F3>          9,335,780        7,384,500
  2,646,000  Elan Corp. plc ADR*<F3>               76,183,715      125,685,000
  1,076,600  Forest Laboratories, Inc.*<F3>        57,717,816       90,972,700
    796,500  ICN Pharmaceuticals, Inc.             21,047,492       21,704,625
    113,200  K-V Pharmaceutical Co.*<F3>            2,241,465        3,042,250
    248,900  Medicis Pharmaceutical Corp.*<F3>     10,609,003        9,956,000
                                               --------------   --------------
                                                  177,135,271      258,745,075

                  THIS SECTOR IS 46.1% ABOVE YOUR FUND'S COST.

SEMICONDUCTOR RELATED - 10.5%
  5,062,300  Atmel Corp.*<F3>                     102,157,678      261,341,237
    240,100  ATMI, Inc.*<F3>                       10,621,405       11,464,775
    181,500  Cohu, Inc.                             7,639,933        7,566,281
    140,000  FEI Co.*<F3>                           3,494,646        4,165,000
    629,500  Lam Research Corp.*<F3>               28,612,803       28,366,844
  4,149,600  LSI Logic Corp.*<F3>                  93,586,905      301,364,700
    389,000  LTX Corp.*<F3>                         5,162,519       17,577,938
    156,200  Mattson Technology, Inc.*<F3>          5,440,878        6,658,025
    120,000  MKS Instruments, Inc.*<F3>             6,420,594        6,060,000
    178,000  Photronics, Inc.*<F3>                  5,849,008        6,285,625
     16,700  PSi Technologies Holdings, Inc.*<F3>     294,000          277,638
    246,000  Semitool, Inc.*<F3>                    4,614,646        4,474,125
     28,800  SpeedFam-IPEC, Inc.*<F3>                 504,991          572,400
    306,600  Therma-Wave Inc.*<F3>                 10,627,028       10,424,400
    250,000  Varian Semiconductor Equipment
               Associates, Inc.*<F3>               13,192,134       15,906,250
    177,100  Veeco Instruments Inc.*<F3>            8,249,233       13,105,400
                                               --------------   --------------
                                                  306,468,401      695,610,638

                 THIS SECTOR IS 127.0% ABOVE YOUR FUND'S COST.

SEMICONDUCTOR MANUFACTURING - 12.5%
  5,481,000  Advanced Micro Devices, Inc.*<F3>    167,420,793      312,759,562
    274,050  Burr-Brown Corp.*<F3>                  6,437,448       14,901,469
  1,364,400  Cypress Semiconductor Corp.*<F3>      31,419,062       67,281,975
    601,600  Dallas Semiconductor Corp.            20,534,520       21,131,200
     47,100  Diodes Inc.*<F3>                       1,563,104        1,766,250
  1,758,800  Fairchild Semiconductor Corp.*<F3>    48,212,865       64,196,200
  1,495,900  Integrated Device
               Technology, Inc.*<F3>               26,184,848       59,275,038
    470,000  Integrated Silicon
               Solution, Inc.*<F3>                  9,665,811       13,776,875
    692,700  Lattice Semiconductor Corp.*<F3>      32,387,205       46,887,131
    115,000  Microsemi Corp.*<F3>                   2,771,957        3,938,750
  3,616,500  National Semiconductor Corp.*<F3>    134,347,065      219,250,313
                                               --------------   --------------
                                                  480,944,678      825,164,763

                  THIS SECTOR IS 71.6% ABOVE YOUR FUND'S COST.

SOFTWARE - 5.9%
    111,200  AremisSoft Corp.*<F3>                  3,358,972        3,780,800
    793,700  Aspen Technology, Inc.*<F3>           37,494,724       32,045,637
    200,000  Brio Technology, Inc.*<F3>             6,436,664        7,550,000
    178,200  Cognos Inc.*<F3>                       5,371,930       11,148,638
    325,900  Electronics for Imaging, Inc.*<F3>    18,519,636       19,554,000
    524,900  FileNet Corp.*<F3>                     7,518,712       15,615,775
     60,000  Group 1 Software, Inc.*<F3>            1,267,764        1,125,000
     16,700  Logility, Inc.*<F3>                      354,832          228,581
    170,000  MAPICS, Inc.*<F3>                      2,717,887        2,709,375
     47,400  MapInfo Corp.*<F3>                       969,437        1,848,600
     50,000  Moldflow Corp.*<F3>                      650,000          846,875
    135,000  MSC.Software Corp.*<F3>                1,285,503        1,594,688
     50,000  Net Perceptions, Inc.*<F3>             2,249,845        1,846,875
    709,500  NVIDIA Corp.*<F3>                     30,186,831       59,941,611
  5,216,400  Parametric Technology Corp.*<F3>      74,885,820      109,870,425
    664,900  Pinnacle Systems, Inc.*<F3>           12,761,310       22,107,925
     70,000  Quest Software, Inc.*<F3>             10,755,416        7,892,500
    240,000  Rainbow Technologies, Inc.*<F3>        5,027,556        8,970,000
    114,000  Sagent Technology, Inc.*<F3>           2,806,130        3,284,625
     70,000  SPSS Inc.*<F3>                         2,038,750        2,222,500
    585,000  Symantec Corp.*<F3>                   11,280,904       43,948,125
    100,000  The Ultimate Software
               Group, Inc.*<F3>                     1,059,586          906,250
    660,100  Verity, Inc.*<F3>                     22,220,719       26,899,075
                                               --------------   --------------
                                                  261,218,928      385,937,880

                  THIS SECTOR IS 47.7% ABOVE YOUR FUND'S COST.

SPECIALTY RETAILING - 3.3%
     10,000  1-800 CONTACTS, INC.*<F3>                284,583          346,250
  1,052,500  BJ's Wholesale Club, Inc.*<F3>        23,705,039       40,652,812
    117,600  Coldwater Creek Inc.*<F3>              2,393,446        1,999,200
    410,000  Fleming Companies, Inc.                5,840,628        6,175,625
     22,600  Hibbett Sporting Goods, Inc.*<F3>        418,100          464,712
    730,000  InterTAN, Inc.*<F3>                   12,012,415       10,037,500
    341,200  Lands' End, Inc.*<F3>                 16,560,408       20,983,800
    150,000  Miami Computer Supply Corp.*<F3>       5,431,413        4,706,250
  1,315,500  Tandy Corp.                           64,560,007       66,761,625
    476,500  Tech Data Corp.*<F3>                  12,868,304       15,664,938
    287,200  United Stationers, Inc.*<F3>           7,825,915       10,249,450
    210,000  Whitehall Jewellers, Inc.*<F3>         4,104,225        4,935,000
    788,200  Zale Corp.*<F3>                       37,453,576       37,193,188
                                               --------------   --------------
                                                  193,458,059      220,170,350

                  THIS SECTOR IS 13.8% ABOVE YOUR FUND'S COST.

TRANSPORTATION RELATED - 0.1%
     70,000  Atlantic Coast Airlines
               Holdings, Inc.*<F3>                  1,738,340        1,811,250
    146,800  Teekay Shipping Corp.                  3,380,788        4,046,175
                                               --------------   --------------
                                                    5,119,128        5,857,425

                  THIS SECTOR IS 14.4% ABOVE YOUR FUND'S COST.

MISCELLANEOUS - 0.9%
     84,200  Measurement Specialties, Inc.*<F3>     2,100,778        2,131,312
  2,079,900  Polaroid Corp.                        51,721,001       49,397,625
    330,000  Rayovac Corp.*<F3>                     6,876,437        7,672,500
     31,000  Stericycle, Inc.*<F3>                    700,216          775,000
                                               --------------   --------------
                                                   61,398,432       59,976,437

                  THIS SECTOR IS 2.3% BELOW YOUR FUND'S COST.

                                               --------------   --------------
             Total common stocks                4,207,112,767    6,399,943,494

SHORT-TERM INVESTMENTS - 2.8% (A)<F4>

             COMMERCIAL PAPER - 2.6%
$25,000,000  Ford Motor Credit Puerto Rico,
               due 04/03/00, discount of 6.05%     24,991,597       24,991,597
 10,000,000  Household Finance Corp.,
               due 04/03/00, discount of 6.25%      9,996,528        9,996,528
 26,000,000  US West Communications,
               due 04/05/00, discount 0f 6.15%     25,982,234       25,982,234
 35,000,000  American Express Credit Corp.,
               due 04/06/00, discount of 6.10%     34,973,786       34,973,786
 25,000,000  FCE BANK PLC,
               due 04/07/00, discount of 6.09%     24,974,625       24,974,625
 50,000,000  American General Finance ECN,
               due 04/10/00, discount of 6.09%     49,949,229       49,949,229
                                               --------------   --------------
             Total commercial paper               170,867,999      170,867,999

             VARIABLE RATE DEMAND NOTE - 0.2%
 11,516,629  Firstar Bank U.S.A., N.A.             11,516,629       11,516,629
                                               --------------   --------------
             Total short-term investments         182,384,628      182,384,628
                                               --------------   --------------
             Total investments                 $4,389,497,395    6,582,328,122
                                               --------------
                                               --------------
             Cash and receivables, less
             liabilities - 0.2% (A)<F4>                             14,919,029
                                                                --------------
                NET ASSETS                                      $6,597,247,151
                                                                --------------
                                                                --------------
             Net Asset Value Per Share
             ($0.01 par value 500,000,000
             shares authorized), offering
             and redemption price
             ($6,597,247,151/130,236,550
             shares outstanding)                                        $50.66
                                                                        ------
                                                                        ------

  *<F3>   Non-income producing security.
(a)<F4>   Percentages for the various classifications relate to net assets.

                 THE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
                    ARE AN INTEGRAL PART OF THIS STATEMENT.

                             BRANDYWINE FUND, INC.
                            STATEMENT OF OPERATIONS
                      For the Period Ended March 31, 2000
                                  (Unaudited)

INCOME:
   Dividends                                                   $    5,382,622
   Interest                                                         6,494,702
                                                               --------------
       Total income                                                11,877,324
                                                               --------------

EXPENSES:
   Management fees                                                 27,086,338
   Transfer agent fees                                                293,856
   Registration fees                                                  245,920
   Printing and postage expense                                       225,658
   Custodian fees                                                     219,587
   Administrative services                                            216,500
   Board of Directors fees                                             46,286
   Professional fees                                                   38,850
   Other expenses                                                      24,843
                                                               --------------
       Total expenses                                              28,397,838
                                                               --------------
NET INVESTMENT LOSS                                               (16,520,514)
                                                               --------------
NET REALIZED GAIN ON INVESTMENTS                                1,298,138,138
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS          1,080,330,346
                                                               --------------
NET GAIN ON INVESTMENTS                                         2,378,468,484
                                                               --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $2,361,947,970
                                                               --------------
                                                               --------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                For the Period Ended March 31, 2000 (Unaudited)
                   and For the Year Ended September 30, 1999

                                                                                                    2000               1999
                                                                                                    ----               ----
OPERATIONS:
   Net investment loss                                                                          $  (16,520,514)   $  (29,416,246)
   Net realized gain on investments                                                              1,298,138,138       561,000,974
   Net increase in unrealized appreciation on investments                                        1,080,330,346       882,288,945
                                                                                                --------------    --------------
   Net increase in net assets resulting from operations                                          2,361,947,970     1,413,873,673
                                                                                                --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Dividend from net investment income ($0.264391 per share)                                                --       (46,814,793)
   Distributions from net realized gains ($3.12075 and $0.073194 per share, respectively)         (380,140,683)      (12,960,206)
                                                                                                --------------    --------------
   Total distributions                                                                            (380,140,683)      (59,774,999)*
                                                                                                                               <F5>
                                                                                                --------------    --------------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (14,995,331 and 15,159,346 shares, respectively)                    652,081,394       455,819,053
   Net asset value of shares issued in distributions (9,483,289 and 2,181,997
     shares, respectively)                                                                         360,480,596        54,571,751
   Cost of shares redeemed (13,801,353 and 81,715,518 shares, respectively)                       (592,038,772)   (2,450,014,788)
                                                                                                --------------    --------------
   Net increase (decrease) in net assets derived from Fund share activities                        420,523,218    (1,939,623,984)
                                                                                                --------------    --------------
   TOTAL INCREASE (DECREASE)                                                                     2,402,330,505      (585,525,310)

NET ASSETS AT THE BEGINNING OF THE PERIOD                                                        4,194,916,646     4,780,441,956
                                                                                                --------------    --------------
NET ASSETS AT THE END OF THE PERIOD                                                             $6,597,247,151    $4,194,916,646
                                                                                                --------------    --------------
                                                                                                --------------    --------------

*<F5>  See Note 7.

The accompanying notes to financial statements are an integral part of these statements.

                             BRANDYWINE FUND, INC.
                              FINANCIAL HIGHLIGHTS
 (Selected Data for each share of the Fund outstanding throughout each period)

                                           For the period
                                          ended March 31,                         Years Ended September 30,
                                                2000          ------------------------------------------------------------------
                                            (Unaudited)        1999           1998           1997           1996           1995
                                            -----------       ------         ------         ------         ------         ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year             $35.09         $25.99         $43.91         $32.83         $33.92         $24.77
Income from investment operations:
  Net investment (loss) income                  (0.10)         (0.20)(1)<F6>   0.21          (0.07)(1)<F6>  (0.08)(1)<F6>  (0.10)
  Net realized and unrealized gains (losses)
  on investments                                18.79           9.64         (11.11)         12.50           2.83          10.70
                                               ------         ------         ------         ------         ------         ------
Total from investment operations                18.69           9.44         (10.90)         12.43           2.75          10.60

Less distributions:
  Dividends from net investment income             --          (0.27)            --             --             --             --
  Distributions from net realized gains         (3.12)         (0.07)         (7.02)         (1.35)         (3.84)         (1.45)
                                               ------         ------         ------         ------         ------         ------
Total from distributions                        (3.12)         (0.34)         (7.02)         (1.35)         (3.84)         (1.45)
                                               ------         ------         ------         ------         ------         ------
Net asset value, end of year                   $50.66         $35.09         $25.99         $43.91         $32.83         $33.92
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------

Total Investment Return                          56.5%*<F7>     36.8%         (27.7%)         39.3%          10.0%          45.5%

Ratios/Supplemental Data:
Net assets, end of year (in 000's $)        6,597,247      4,194,917      4,780,442      9,532,724      6,038,301      4,137,484
Ratio of expenses to average net assets          1.05%**<F8>    1.05%          1.04%          1.04%          1.06%          1.07%
Ratio of net investment (loss) income
  to average net assets                          (0.6%)**<F8>   (0.7%)          0.6%          (0.3%)         (0.4%)         (0.4%)
Portfolio turnover rate                         108.2%         208.7%         263.7%         192.4%         202.8%         193.7%

(1)<F6> In 1999, net investment loss per share was calculated using average shares outstanding. In prior years, net investment loss per share was calculated using ending balances prior to consideration of adjustments for book and tax differences.
  *<F7>   Not Annualized
 **<F8>   Annualized

  THE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
                                   STATEMENT.

AND THE WINNER IS . . .

Thanks to all of you who suggested ways to improve our shareholder communications. Sam Schwartz, a fellow shareholder for almost five years, asked us to address whether tax implications impact your team's sales decisions, a topic of interest for our taxable shareholders.

Sales take place when a stock reaches its target price, its fundamentals deteriorate, Wall Street becomes overly optimistic about it, or an opportunity with greater upside displaces it. We don't let the tax tail wag the investment dog since our goal is to generate superior gains, not avoid taxes. Depending on the situation, we might delay a sale if a fundamentally sound stock is near long-term status so that realized gains will be taxed at a lower rate.

Still, in a market where a company's share price can be halved for an earnings warning, we won't hold a company with a weakening outlook for tax reasons since keeping it is likely to be far more costly. Likewise, a potential buy can run up 25 percent or more in a matter of days in the wake of a near-term catalyst, so it doesn't make sense for us to miss such an opportunity by not making room in the portfolio for tax reasons.

Consider shareholder A with $100,000 in an index fund that gains 20 percent with practically no turnover (thus no distribution). He retains the $20,000 gain in a portfolio reported to have 100 percent tax efficiency.

Compare that to shareholder B with $100,000 in a Brandywine-type fund that gains 30 percent. Sales generate $10,000 in distributed gains. At the highest tax rate, this shareholder with an average tax liability between long- and short-term gains of 30 percent pays $3,000 in income taxes. He retains a $27,000 gain for reported tax efficiency of 90 percent.

Shareholder B has $7,000 more than shareholder A, and both have $20,000 in unrealized gains taxable at long-term rates upon redemption. Which would you prefer?

                              BRANDYWINE BLUE FUND

               PERCENT CHANGE IN TOP TEN HOLDINGS FROM BOOK COST
1. Atmel Corp.               +205.5      6. Motorola, Inc.                 +87.3
2. Nokia Corp. ADR           +480.1      7. Tyco International Ltd.        +32.8
3. Advanced Micro Devices     +86.8      8. Nortel Networks Corp.         +252.3
4. Apple Computer, Inc.      +179.5      9. Gap, Inc.                      +16.6
5. LSI Logic Corp.           +226.6     10. National Semiconductor Corp.   +79.7

                                EARNINGS GROWTH

                         YOUR COMPANIES             92%
                         S&P 500                    11%

                   FORECASTED INCREASE IN EARNINGS PER SHARE
                                  2000 VS 1999

ALL FIGURES ARE DOLLAR WEIGHTED AND BASED ON DATA FROM BASELINE. MARCH 31, 2000.

                     YOUR COMPANIES' MARKET CAPITALIZATION

               LARGE CAP $9 billion and over                56.8%
               MID CAP $2 billion to $9 billion             39.2%
               SMALL CAP below $2 billion                    0.2%
               CASH                                          3.8%

                            TOP TEN INDUSTRY GROUPS

          Communications Equipment                             (15.9%)
          Semiconductor Manufacturing                          (12.8%)
          Semiconductor Related                                (11.1%)
          Computer Related                                     (10.7%)
          Financial/Business Services                           (8.5%)
          Electronics                                           (7.6%)
          Apparel & Shoe Retailers                              (5.1%)
          Machinery & Miscellaneous Manufacturing               (4.4%)
          Medical Related                                       (4.2%)
          Pharmaceuticals                                       (3.9%)
          All Others                                           (12.0%)
          Cash                                                  (3.8%)

                              BRANDYWINE BLUE FUND
                        MARCH QUARTER "ROSES AND THORNS"

                       $ GAIN
 BIGGEST $ WINNERS (IN MILLIONS)  % GAIN   REASON FOR MOVE

 LSI Logic Corp.       $12.9       106.5   Strong      demand      in      LSI's
                                           communications business, which  makes
                                           chips     for     broadband,     data
                                           networking, wireless and set-top  box
                                           applications,   helped  the   company
                                           beat  expectations  by 9  percent  in
                                           the  December  quarter.  LSI   earned
                                           $0.24  a  share versus  a  break-even
                                           quarter a year ago.

 Atmel Corp.           $12.0       74.6    Robust  sales of  wireless  handsets,
                                           personal   computers   and    digital
                                           cameras  continue driving demand  for
                                           Atmel's    flash-memory     products.
                                           December-quarter earnings jumped  220
                                           percent,  topping  estimates  by   23
                                           percent.

 Advanced Micro
  Devices, Inc.        $11.5       97.2    December-quarter  earnings  grew  187
                                           percent   on   23   percent   revenue
                                           growth.  Advanced Micro earned  $0.43
                                           a  share versus  consensus  estimates
                                           for $0.01  a share. The company  also
                                           introduced  new  higher-speed  Athlon
                                           processors, including the  industry's
                                           first 1-gigahertz chip.

 SanDisk Corp.         $10.3       168.1   Demand for its flash-memory  products
                                           surged  on  strong sales  of  digital
                                           cameras,  Internet music players  and
                                           cellular   phones.   December-quarter
                                           earnings grew 131 percent,  exceeding
                                           expectations by 36 percent.

 Apple
   Computer, Inc.       $5.1       24.1    December-quarter  earnings  grew   28
                                           percent,     exceeding      consensus
                                           estimates  by  11  percent.  Investor
                                           enthusiasm    increased   as    Apple
                                           introduced   upgrades  to  its   iMac
                                           desktop  and iBook  laptop  computers
                                           in the March quarter.

                       $ LOSS
 BIGGEST $ LOSERS  (IN MILLIONS)  % LOSS   REASON FOR MOVE

 Carnival Corp.         $4.3       -43.6   Cruise-line   stocks  suffered   amid
                                           concerns about rising fuel costs  and
                                           the  possibility of reduced  bookings
                                           in  the  event  of  a  slower-growing
                                           economy.
 Parametric
   Technology,
   Corp.                $3.3       -23.5   The company failed to meet  December-
                                           quarter   estimates  as   sales-force
                                           deployment and other issues  hampered
                                           its  ability to capitalize on  demand
                                           for    its   Windchill    engineering
                                           software.

 Royal Caribbean
   Cruises Ltd.         $2.9       -43.0   Despite  24 percent  December-quarter
                                           earnings   growth,  shares   suffered
                                           amid   concerns  about  rising   fuel
                                           costs and the possibility of  reduced
                                           bookings  in the event  of a  slower-
                                           growing economy.

 Cabletron
   Systems, Inc.        $2.6       -25.6   Despite  topping  earnings  estimates
                                           for the fifth consecutive quarter  in
                                           February,  Cabletron shares  fell  on
                                           concerns  that a  recently  announced
                                           restructuring   of  the   networking-
                                           equipment   maker  would   negatively
                                           affect near-term earnings growth.

 Limited, Inc.          $2.4       -21.7   December-quarter   earnings    growth
                                           exceeded expectations by 11  percent,
                                           but shares declined as retail  stocks
                                           fell out of favor as rising  interest
                                           rates  prompted  concerns   regarding
                                           future consumer spending.

All gains/losses are calculated on an average cost basis

                           BRANDYWINE BLUE FUND, INC.
                            STATEMENT OF NET ASSETS
                                 March 31, 2000
                                  (Unaudited)

 SHARES OR                                                           QUOTED
 PRINCIPAL                                                           MARKET
  AMOUNT                                              COST            VALUE
  ------                                              ----           ------

COMMON STOCKS - 96.2% (A)<F10>

APPAREL & SHOE RETAILERS - 5.1%
    345,400  Gap, Inc.                            $ 14,755,171    $ 17,205,238
     18,900  Intimate Brands, Inc.                     685,118         774,900
    132,500  Liz Claiborne, Inc.                     5,468,097       6,070,156
                                                  ------------    ------------
                                                    20,908,386      24,050,294

                  THIS SECTOR IS 15.0% ABOVE YOUR FUND'S COST.

COMMUNICATIONS EQUIPMENT - 15.9%
     16,100  Digital Microwave Corp.*<F9>              569,286         545,387
    150,400  Motorola, Inc.                         11,431,294      21,413,200
    124,700  Nokia Corp. "A"   ADR                   4,670,168      27,091,075
    144,200  Nortel Networks Corp.                   5,156,631      18,169,200
     22,900  QUALCOMM Inc.*<F9>                      3,179,620       3,419,256
     79,000  Scientific-Atlanta, Inc.                2,622,808       5,011,563
                                                  ------------    ------------
                                                    27,629,807      75,649,681

                 THIS SECTOR IS 173.8% ABOVE YOUR FUND'S COST.

COMMUNICATIONS SERVICES - 1.0%
     25,000  Ditech Communications Corp.*<F9>        2,828,581       2,651,562
    105,000  Infonet Services Corp.*<F9>             2,526,206       2,375,625
                                                  ------------    ------------
                                                     5,354,787       5,027,187

                  THIS SECTOR IS 6.1% BELOW YOUR FUND'S COST.

COMPUTER RELATED - 10.7%
    126,000  Adaptec, Inc.*<F9>                      3,196,752       4,866,750
    161,000  Apple Computer, Inc.*<F9>               7,823,824      21,865,812
    308,900  Compaq Computer Corp.                   9,282,880       8,224,463
    127,800  Microchip Technology, Inc.*<F9>         3,637,837       8,402,850
     62,300  SanDisk Corp.*<F9>                      2,416,349       7,631,750
                                                  ------------    ------------
                                                    26,357,642      50,991,625

                  THIS SECTOR IS 93.5% ABOVE YOUR FUND'S COST.

ELECTRONICS - 7.6%
    203,400  Amkor Technology, Inc.*<F9>             4,572,002      10,792,912
    172,000  Celestica Inc.*<F9>                     8,399,297       9,126,750
     45,000  KEMET Corp.*<F9>                        2,070,000       2,846,250
     73,875  Molex Inc. Class A                      2,247,968       3,278,203
     73,500  Sanmina Corp.*<F9>                      4,309,900       4,965,844
     90,700  Tektronix, Inc.                         5,772,553       5,079,200
                                                  ------------    ------------
                                                    27,371,720      36,089,159

                  THIS SECTOR IS 31.8% ABOVE YOUR FUND'S COST.

FINANCIAL/BUSINESS SERVICES - 8.5%
    165,000  Acxiom Corp.*<F9>                       4,288,124       5,486,250
    162,900  Capital One Financial Corp.             6,508,352       7,809,019
    105,900  The Chase Manhattan Corp.               8,037,188       9,233,156
    126,400  Convergys Corp.*<F9>                    3,579,156       4,882,200
     97,500  Providian Financial Corp.               7,410,314       8,445,937
    119,900  SunGard Data Systems Inc.*<F9>          4,371,131       4,526,225
                                                  ------------    ------------
                                                    34,194,265      40,382,787

                  THIS SECTOR IS 18.1% ABOVE YOUR FUND'S COST.

FOOD/RESTAURANTS - 1.4%
    116,300  Outback Steakhouse, Inc.*<F9>           3,502,064       3,728,869
    143,500  Wendy's International, Inc.             2,557,072       2,896,906
                                                  ------------    ------------
                                                     6,059,136       6,625,775

                  THIS SECTOR IS 9.4% ABOVE YOUR FUND'S COST.

MACHINERY & MISCELLANEOUS MANUFACTURING - 4.4%
    416,800  Tyco International Ltd.                15,652,847      20,787,900

                  THIS SECTOR IS 32.8% ABOVE YOUR FUND'S COST.

MEDICAL RELATED - 4.2%
    270,000  Guidant Corp.*<F9>                     15,936,235      15,879,375
     58,600  Stryker Corp.                           3,434,585       4,087,350
                                                  ------------    ------------
                                                    19,370,820      19,966,725

                  THIS SECTOR IS 3.1% ABOVE YOUR FUND'S COST.

NETWORKING - 1.1%
     87,800  Cabletron Systems, Inc.*<F9>            3,179,647       2,573,637
     78,600  Network Associates, Inc.*<F9>           2,584,713       2,534,850
                                                  ------------    ------------
                                                     5,764,360       5,108,487

                  THIS SECTOR IS 11.4% BELOW YOUR FUND'S COST.

OIL/GAS FIELD SERVICES - 2.9%
     30,700  Apache Corp.                            1,529,987       1,527,325
     78,885  Dynegy Inc.                             2,502,143       4,950,034
     12,000  Santa Fe International Corp.              440,783         444,000
    262,700  USX-Marathon Group                      6,501,991       6,846,619
                                                  ------------    ------------
                                                    10,974,904      13,767,978

                  THIS SECTOR IS 25.4% ABOVE YOUR FUND'S COST.

PHARMACEUTICALS - 3.9%
    200,000  Elan Corp. plc ADR*<F9>                 5,749,921       9,500,000
     82,200  Forest Laboratories, Inc.*<F9>          4,361,515       6,945,900
     77,000  ICN Pharmaceuticals, Inc.               2,116,844       2,098,250
                                                  ------------    ------------
                                                    12,228,280      18,544,150

                  THIS SECTOR IS 51.6% ABOVE YOUR FUND'S COST.

SEMICONDUCTOR RELATED - 11.1%
    544,000  Atmel Corp.*<F9>                        9,192,330      28,084,000
     59,400  Lam Research Corp.*<F9>                 2,699,592       2,676,712
    300,300  LSI Logic Corp.*<F9>                    6,677,969      21,809,288
                                                  ------------    ------------
                                                    18,569,891      52,570,000

                 THIS SECTOR IS 183.1% ABOVE YOUR FUND'S COST.

SEMICONDUCTOR MANUFACTURING - 12.8%
    410,100  Advanced Micro Devices, Inc.*<F9>      12,528,479      23,401,331
    172,500  Cypress Semiconductor Corp.*<F9>        3,889,079       8,506,406
     44,800  Dallas Semiconductor Corp.              1,579,653       1,573,600
    135,000  Fairchild Semiconductor Corp.*<F9>      4,514,062       4,927,500
     89,900  Lattice Semiconductor Corp.*<F9>        4,247,362       6,085,107
    271,200  National Semiconductor Corp.*<F9>       9,149,350      16,441,500
                                                  ------------    ------------
                                                    35,907,985      60,935,444

                  THIS SECTOR IS 69.7% ABOVE YOUR FUND'S COST.

SOFTWARE - 3.0%
     49,800  Electronics for Imaging, Inc.*<F9>      2,895,481       2,988,000
    390,600  Parametric Technology Corp.*<F9>        4,717,519       8,227,013
     21,600  Quest Software, Inc.*<F9>               3,258,759       2,435,400
      8,600  Symantec Corp.*<F9>                       170,925         646,075
                                                  ------------    ------------
                                                    11,042,684      14,296,488

                  THIS SECTOR IS 29.5% ABOVE YOUR FUND'S COST.

SPECIALTY RETAILING - 2.6%
    201,600  BJ's Wholesale Club, Inc.*<F9>          4,320,966       7,786,800
     94,900  Tandy Corp.                             4,665,720       4,816,175
                                                  ------------    ------------
                                                     8,986,686      12,602,975

                  THIS SECTOR IS 40.2% ABOVE YOUR FUND'S COST.

                                                  ------------    ------------
             Total common stocks                   286,374,200     457,396,655

SHORT-TERM INVESTMENTS - 2.0% (A)<F10>

             COMMERCIAL PAPER  - 1.1%
 $5,000,000  Household Finance Corp.,
               due 04/03/00, discount of 6.25%       4,998,264       4,998,264

             VARIABLE RATE DEMAND NOTE - 0.9%
  4,447,280  Firstar Bank U.S.A., N.A.               4,447,280       4,447,280
                                                  ------------    ------------
             Total short-term investments            9,445,544       9,445,544
                                                  ------------    ------------
             Total investments                    $295,819,744     466,842,199
                                                  ------------
                                                  ------------
             Cash and receivables, less
             liabilities - 1.8% (A)<F10>                             8,432,222
                                                                  ------------
                NET ASSETS                                        $475,274,421
                                                                  ------------
                                                                  ------------
             Net Asset Value Per Share
             ($0.01 par value 100,000,000
             shares authorized), offering
             and redemption price
             ($475,274,421/11,185,777
             shares outstanding)                                        $42.49
                                                                        ------
                                                                        ------

   *<F9>  Non-income producing security.
(a)<F10>  Percentages for the various classifications relate to net assets.

  THE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
                                   STATEMENT.

CAPITAL GAINS UPDATE . . .

For those "early birds" who may already be planning your taxes for next year, as of March 31, 2000, the approximate amounts anticipated for distribution in
                       -----------
October are:

          Brandywine Fund                           Brandywine Blue
          ---------------                           ---------------
  $3.70 - short term capital gains           $2.20 - short term capital gains
  $4.51 - long term capital gains            $2.45 - long term capital gains
  -----                                      -----
  $8.21 - total distribution                 $4.65 - total distribution
  -----                                      -----
  -----                                      -----

It's important to remember that these are only estimates as of this quarter's end. As the October distribution draws closer, we'll have more exact figures and will publish them in the upcoming June and September reports.

                           BRANDYWINE BLUE FUND, INC.
                            STATEMENT OF OPERATIONS
                      For the Period Ended March 31, 2000
                                  (Unaudited)

INCOME:
   Dividends                                                     $    456,057
   Interest                                                           536,271
                                                                 ------------
       Total income                                                   992,328

EXPENSES:
   Management fees                                                  1,977,766
   Registration fees                                                   57,555
   Administrative services                                             51,000
   Professional fees                                                   32,740
   Custodian fees                                                      18,089
   Board of Directors fees                                             10,280
   Transfer agent fees                                                  7,261
   Printing and postage expense                                         5,557
   Other expenses                                                       5,018
                                                                 ------------
       Total expenses                                               2,165,266
                                                                 ------------
NET INVESTMENT LOSS                                                (1,172,938)
                                                                 ------------
NET REALIZED GAIN ON INVESTMENTS                                   66,666,912
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS            101,215,255
                                                                 ------------
NET GAIN ON INVESTMENTS                                           167,882,167
                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $166,709,229
                                                                 ------------
                                                                 ------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                For the Period Ended March 31, 2000 (Unaudited)
                   and For the Year Ended September 30, 1999

                                                                                                      2000                1999
                                                                                                      ----                ----
OPERATIONS:
   Net investment loss                                                                            $ (1,172,938)      $ (2,243,216)
   Net realized gain on investments                                                                 66,666,912         50,355,688
   Net increase in unrealized appreciation on investments                                          101,215,255         53,901,197
                                                                                                  ------------       ------------
       Net increase in net assets resulting from operations                                        166,709,229        102,013,669
                                                                                                  ------------       ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income ($0.204780 per share)                                               --         (3,234,784)
   Distributions from net realized gains ($2.17874 and $0.132292 per share, respectively)          (23,090,864)        (2,089,735)
                                                                                                  ------------       ------------
       Total distributions                                                                         (23,090,864)        (5,324,519)*
                                                                                                                               <F11>
                                                                                                  ------------       ------------

FUND SHARE ACTIVITIES:
   Proceeds from shares issued (2,234,232 and 3,879,907 shares, respectively)                       81,533,665        101,668,079
   Net asset value of shares issued in distributions (665,230 and 226,167 shares, respectively)     21,712,487          4,828,670
   Cost of shares redeemed (2,303,746 and 9.983,841 shares, respectively)                          (83,574,152)      (255,552,611)
                                                                                                  ------------       ------------
       Net increase (decrease) in net assets derived from Fund share activities                     19,672,000       (149,055,862)
                                                                                                  ------------       ------------
       TOTAL INCREASE (DECREASE)                                                                   163,290,365        (52,366,712)

NET ASSETS AT THE BEGINNING OF THE PERIOD                                                          311,984,056        364,350,768
                                                                                                  ------------       ------------
NET ASSETS AT THE END OF THE PERIOD                                                               $475,274,421       $311,984,056
                                                                                                  ------------       ------------
                                                                                                  ------------       ------------

*<F11>  See Note 7.

  The accompanying notes to financial statements are an integral part of these statements.

                           BRANDYWINE BLUE FUND, INC.
                              FINANCIAL HIGHLIGHTS
 (Selected Data for each share of the Fund outstanding throughout each period)

                                           For the period
                                          ended March 31,                         Years Ended September 30,
                                                2000          ------------------------------------------------------------------
                                            (Unaudited)        1999           1998           1997           1996           1995
                                            -----------       ------         ------         ------         ------         ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year             $29.46         $22.13         $35.78         $25.26         $24.37         $17.18
Income from investment operations:
   Net investment (loss) income                  (.09)         (0.18)(1)<F12>  0.19          (0.10)(1)<F12> (0.05)(1)<F12>  0.00
   Net realized and unrealized gains (losses)
     on investments                             15.30           7.85          (8.75)         10.62           2.05           7.30
                                               ------         ------         ------         ------         ------         ------
Total from investment operations                15.21           7.67          (8.56)         10.52           2.00           7.30

Less distributions:
   Dividends from net investment income            --          (0.21)            --             --             --             --
   Distributions from net realized gains        (2.18)         (0.13)         (5.09)            --          (1.11)         (0.11)
                                               ------         ------         ------         ------         ------         ------
Total from distributions                        (2.18)         (0.34)         (5.09)            --          (1.11)         (0.11)
                                               ------         ------         ------         ------         ------         ------
Net asset value, end of year                   $42.49         $29.46         $22.13         $35.78         $25.26         $24.37
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------

TOTAL INVESTMENT RETURN                          54.0%*<F13>    35.2%         (26.5%)         41.6%           8.9%          42.8%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's $)          475,274        311,984        364,351        617,362        351,459        164,943
Ratio of expenses to average net assets          1.09%**<F14>   1.08%          1.06%          1.08%          1.13%          1.31%
Ratio of net investment (loss) income
  to average net assets                          (0.6%)**<F14>  (0.7%)          0.6%          (0.5%)         (0.4%)         (0.4%)
Portfolio turnover rate                         108.0%         228.4%         299.5%         202.1%         196.9%         174.1%

(1)<F12> In 1999, net investment loss per share was calculated using average shares outstanding. In prior years, net investment loss per share was calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
  *<F13>   Not Annualized.
 **<F14>   Annualized.

  THE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
                                   STATEMENT.

                         NOTES TO FINANCIAL STATEMENTS
                                 March 31, 2000
                                  (Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies of Brandywine Fund, Inc. (the "Brandywine Fund") and Brandywine Blue Fund, Inc. (the "Blue Fund") (collectively the "Funds"). Each Fund is registered as a diversified, open-end management investment company under the Investment Company Act of 1940. The assets and liabilities of each Fund are segregated and a shareholder's interest is limited to the Fund in which the shareholder owns shares. The Brandywine Fund was incorporated under the laws of Maryland on October 9, 1985. The Blue Fund was incorporated under the laws of Maryland on November 13, 1990. The investment objective of each Fund is to produce long-term capital appreciation principally through investing in common stocks.

     (a) Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Short-term investments (securities with maturities of 60 days or less) are valued at amortized cost which approximates quoted market value. For financial reporting purposes, investment transactions are recorded on trade date. Cost amounts, as reported on the statements of net assets, are substantially the same for Federal income tax purposes.

     (b) Net realized gains and losses on common stock are computed on the identified cost basis.

     (c) Provision has not been made for Federal income taxes since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

     (d) Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     (e) The Funds have investments in short-term variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer and the Funds do not anticipate nonperformance by these counterparties.

     (f) Generally accepted accounting principles require that permanent differences between income for financial reporting and tax purposes be reclassified to capital stock.

     (g) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

     Each Fund has a management agreement with Friess Associates, Inc. (the "Adviser"), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser and manager. Under the terms of the agreements, each Fund will pay the Adviser a monthly management fee at the annual rate of one percent (1%) on the daily net assets of such Fund. Also, the Adviser is reimbursed for administrative services rendered to each Fund by a consultant paid by the Adviser.

     Each Director who is not affiliated with the Funds receives an annual fee for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in either of the Funds. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Fund. The Funds maintain their proportionate share of the Fund's liability for deferred fees.

(3)  DISTRIBUTION TO SHAREHOLDERS

     Net investment income and net realized gains, if any, are distributed to shareholders. Distributions were declared on December 21, 1999, and were paid on December 22, 1999 to shareholders of record on December 20, 1999.

                                             Brandywine             Blue
                                                Fund                Fund
                                             ----------          ----------
     Dividend from net
       investment income                   $         --         $        --
     $ per share                                     --                  --
     Short-term gains                        30,417,856                  --
     $ per share                                0.24500                  --
     Long-term gains taxed at 20%           173,572,980          13,351,556
     $ per share                                1.39804             1.25513

(4)  INVESTMENT TRANSACTIONS

     For the period ended March 31, 2000, purchases and proceeds of sales of investment securities (excluding short-term investments) for the Brandywine Fund were $5,593,085,595 and $5,644,031,480, respectively; purchases and proceeds of sales of investment securities (excluding short-term investments) for the Blue Fund were $404,824,716 and $419,490,200, respectively.

(5)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

     As of March 31, 2000, liabilities of each Fund included the following:

                                             Brandywine             Blue
                                                Fund                Fund
                                             ----------          ----------
     Payable to brokers for
       investments purchased                $128,213,005         $7,122,831
     Payable to Adviser for
       management fees                         5,659,316            407,087
     Deferred compensation plan
       for Directors                              70,013             17,336
     Payable to shareholders
       for redemptions                           255,981                 --
     Other liabilities                           603,826             71,346

(6)  SOURCES OF NET ASSETS

     As of March 31, 2000, the sources of net assets were as follows:

     Fund shares issued
       and outstanding                    $3,336,186,274       $252,229,831
     Net unrealized appreciation
       on investments                      2,192,830,727        171,022,455
     Accumulated net
     realized gains                        1,068,230,150         52,022,135
                                          --------------       ------------
                                          $6,597,247,151       $475,274,421
                                          --------------       ------------
                                          --------------       ------------

     Aggregate net unrealized appreciation as of March 31, 2000 consisted of the following:

     Aggregate gross
       unrealized appreciation            $2,267,613,915       $175,499,539
     Aggregate gross unrealized
       depreciation                          (74,783,188)        (4,477,084)
                                          --------------       ------------
     Net unrealized appreciation          $2,192,830,727       $171,022,455
                                          --------------       ------------
                                          --------------       ------------

(7)  REQUIRED FEDERAL INCOME TAX DISCLOSURES (UNAUDITED)

     In early 1999, shareholders received information regarding all distributions paid to them by the Funds during the fiscal year ended September 30, 1999. The Funds hereby designate the following amounts as long-term capital gains distributions.

     Capital gains taxed at 20%           $   12,960,377       $    366,207

     The percentage of ordinary income which is eligible for the corporate dividend received deduction for the fiscal year ended September 30, 1999
     was                                             40%                50%

IN REMEMBRANCE . . .

All of us at Friess Associates were terribly saddened by the loss of a long-time client, friend, and outstanding member of the Delaware community, Walter J. Laird, Jr. He was a supporter of Foster's strategy from the bare beginnings back in 1974 and instrumental in our growth over the years. Foster credits Walter for much of Friess Associates' success in the Wilmington area. He brought many folks to our door and introduced them to our bottom-up discipline. An expert investor himself, people trusted Walter and valued his recommendations. We were fortunate to have him as a loyal supporter.

"I have no doubt that Friess Associates would not be the company it is today if Walter Laird didn't lend a hand to its development," Foster explains. "Walter was a dear friend, and we will miss him. He was one of the first people to entrust money to our management from meaningful institutions. He was one of the very few people who wrote us letters of thanks for what our successes meant to the client - a rare gesture. His letter of encouragement when our strategy temporarily fell from favor was also unique, and so appreciated. Walter is a Giant in Friess Associates' history."

A native of Delaware, Walter gave back much to the community. Dedicated to education, he served for 25 years on the boards of Tower Hill School and St. Andrews School, two well-known and highly respected private schools in the area. He also served on the boards of two of our major local clients - the Catholic Diocese of Wilmington and Winterthur Museum.

Research team leader Bill D'Alonzo admired Walter's business acumen, but reflects more on the personal example Walter set in how he lived. "He was committed to his family. His adoring wife, Toni, and his children, were Walter's primary focus. Raising six kids is a challenge, but he did it with grace and dedication. He succeeded first and foremost as a husband and father, which makes his career success even more remarkable."

Walter Laird will be greatly missed, but his legacy remains. We are grateful to have known him. We know everyone in the Wilmington community whose lives he touched must share our sorrow but will reflect happily on all the good he did for others. May we all learn from his fine example.

BOARD OF DIRECTORS

John E. Burris
Chairman
Burris Foods, Inc.
Milford, Delaware

Foster S. Friess
President
Friess Associates, Inc.
Jackson, Wyoming

Stig Ramel
Former President
Nobel Foundation
Stockholm, Sweden

Marvin N. Schoenhals
Chairman
WSFS Financial Corp.
Wilmington, Delaware

                      P.O. Box 4166, Greenville, DE 19807
   (800) 656-3017          www.brandywinefunds.com          bfunds@friess.com

Investment Adviser: FRIESS ASSOCIATES, INC.
Custodian: FIRSTAR BANK, NA
Transfer Agent: FIRSTAR MUTUAL FUND SERVICES, LLC
Independent Accountants: PRICEWATERHOUSECOOPERS LLP
Legal Counsel: FOLEY & LARDNER

   OFFICERS: Foster S. Friess, President and Treasurer; Lynda Campbell, Vice President and Secretary; William D'Alonzo, Vice President; John Fraser, Vice
 President; Carl Gates, Vice President; David Harrington, Vice President; John Ragard, Vice President; Paul Robinson, Vice President; and Ben "Tripp" Rudisill,
                                 Vice President

Report Editor: Rebecca Buswell
Report Staff: Chris Aregood, Chris Long, Adam Rieger

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of either Brandywine Fund or Brandywine Blue Fund unless accompanied or preceded by the Funds' current prospectus. Past performance is not indicative of future performance. Investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.